Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2015 Fund
June 30, 2026
AFF15-NPRT1-0826
1.818355.121
Bond Funds - 53.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	5,054,684	50,546,845
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	2,052,087	15,718,985
Fidelity Series Emerging Markets Debt Fund (b)	246,092	2,133,621
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	57,411	554,013
Fidelity Series Floating Rate High Income Fund (b)	31,734	275,134
Fidelity Series High Income Fund (b)	239,231	2,138,724
Fidelity Series International Credit Fund (b)	91,348	777,370
Fidelity Series International Developed Markets Bond Index Fund (b)	2,239,428	19,124,714
Fidelity Series Investment Grade Bond Fund (b)	11,824,715	119,074,876
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,817,993	9,689,901
Fidelity Series Real Estate Income Fund (b)	34,841	352,590
TOTAL BOND FUNDS (Cost $232,054,412)		220,386,773

Domestic Equity Funds - 22.9%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	737,150	13,401,389
Fidelity Advisor Series Growth Opportunities Fund (b)	455,221	9,491,350
Fidelity Series All-Sector Equity Fund (b)	427,902	6,482,717
Fidelity Series Commodity Strategy Fund (b)	59,757	6,406,546
Fidelity Series Intrinsic Opportunities Fund (b)	152,207	1,841,704
Fidelity Series Large Cap Stock Fund (b)	625,119	18,453,510
Fidelity Series Large Cap Value Index Fund (b)	81,746	1,731,387
Fidelity Series Opportunistic Insights Fund (b)	404,678	11,513,099
Fidelity Series Small Cap Core Fund (b)	30,234	491,003
Fidelity Series Small Cap Discovery Fund (b)	112,707	1,483,222
Fidelity Series Small Cap Opportunities Fund (b)	144,575	2,921,868
Fidelity Series Stock Selector Large Cap Value Fund (b)	674,275	10,431,031
Fidelity Series Value Discovery Fund (b)	560,251	10,454,282
TOTAL DOMESTIC EQUITY FUNDS (Cost $51,257,591)		95,103,108

International Equity Funds - 19.3%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	413,178	8,643,678
Fidelity Series Emerging Markets Fund (b)	386,280	5,894,636
Fidelity Series Emerging Markets Opportunities Fund (b)	740,140	23,788,098
Fidelity Series International Growth Fund (b)	595,843	12,852,342
Fidelity Series International Small Cap Fund (b)	175,885	3,325,987
Fidelity Series International Value Fund (b)	750,981	12,571,422
Fidelity Series Overseas Fund (b)	786,040	12,725,993
Fidelity Series Select International Small Cap Fund (b)	21,379	330,733
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $39,621,574)		80,132,889

Short-Term Funds - 0.7%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $2,840,204)	287,371	2,865,084

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/2/2026 (d)	3.63 to 3.65	210,000	209,979
US Treasury Bills 0% 7/23/2026 (d)	3.63	610,000	608,663
US Treasury Bills 0% 7/30/2026 (d)	3.62	300,000	299,131
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,117,772)			1,117,773

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	481,669	481,766
Fidelity Series Government Money Market Fund (b)(f)	3.73	14,706,467	14,706,467
TOTAL MONEY MARKET FUNDS (Cost $15,188,233)			15,188,233

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $342,079,786)	414,793,860
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(349,934)
NET ASSETS - 100.0%	414,443,926

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	178	9/2026	19,986,063	165,620
CBOT US Treasury Long Bond Contracts (United States)	18	9/2026	2,035,125	48,903
ICE MSCI EAFE Index Contracts (United States)	9	9/2026	1,415,385	3,736
TOTAL LONG				218,259
SHORT
CME E-Mini Russell 2000 Index Contracts (United States)	(13)	9/2026	(1,979,640)	(63,449)
CME E-Mini S&P 500 Index Contracts (United States)	(19)	9/2026	(7,170,838)	(85,137)
ICE MSCI Emerging Markets Index Contracts (United States)	(1)	9/2026	(87,865)	(3)
TOTAL SHORT				(148,589)
TOTAL FUTURES CONTRACTS				69,670

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,117,773.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,029,049	2,042,972	2,590,247	3,443	(8)	-	481,766	481,669	0.0%
Total	1,029,049	2,042,972	2,590,247	3,443	(8)	-	481,766

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	12,733,495	413,154	2,204,318	-	219,980	2,239,078	13,401,389	737,150
Fidelity Advisor Series Growth Opportunities Fund	8,993,221	107,865	2,154,908	-	258,634	2,286,538	9,491,350	455,221
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	47,638,065	4,697,788	2,067,537	28,755	5,839	272,690	50,546,845	5,054,684
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	16,010,884	268,455	729,040	8,449	(144,467)	313,153	15,718,985	2,052,087
Fidelity Series All-Sector Equity Fund	5,853,761	69,090	478,153	-	33,606	1,004,413	6,482,717	427,902
Fidelity Series Canada Fund	8,476,971	356,629	412,683	-	10,049	212,712	8,643,678	413,178
Fidelity Series Commodity Strategy Fund	6,446,105	1,922,080	1,653,713	-	(23,228)	(284,698)	6,406,546	59,757
Fidelity Series Emerging Markets Debt Fund	2,111,687	53,107	106,248	30,262	(10,118)	85,193	2,133,621	246,092
Fidelity Series Emerging Markets Debt Local Currency Fund	557,810	3,845	27,135	-	(1,058)	20,551	554,013	57,411
Fidelity Series Emerging Markets Fund	4,777,519	523,856	425,091	-	22,443	995,909	5,894,636	386,280
Fidelity Series Emerging Markets Opportunities Fund	19,737,312	1,438,515	2,077,964	-	171,675	4,518,560	23,788,098	740,140
Fidelity Series Floating Rate High Income Fund	286,171	7,840	19,271	5,094	(522)	916	275,134	31,734
Fidelity Series Government Money Market Fund	15,901,045	1,729,253	2,923,831	146,954	-	-	14,706,467	14,706,467
Fidelity Series High Income Fund	2,159,810	49,301	104,631	34,476	(4,270)	38,514	2,138,724	239,231
Fidelity Series International Credit Fund	763,269	6,527	685	6,527	73	8,186	777,370	91,348
Fidelity Series International Developed Markets Bond Index Fund	18,987,053	834,279	854,599	159,159	(68,201)	226,182	19,124,714	2,239,428
Fidelity Series International Growth Fund	12,766,294	96,555	1,848,336	-	145,644	1,692,185	12,852,342	595,843
Fidelity Series International Small Cap Fund	3,942,047	-	944,938	-	436,324	(107,446)	3,325,987	175,885
Fidelity Series International Value Fund	12,793,323	333,130	1,304,294	-	93,144	656,119	12,571,422	750,981
Fidelity Series Intrinsic Opportunities Fund	1,869,394	-	259,692	-	15,619	216,383	1,841,704	152,207
Fidelity Series Investment Grade Bond Fund	123,137,144	3,452,763	7,025,962	1,295,331	(369,580)	(119,489)	119,074,876	11,824,715
Fidelity Series Large Cap Stock Fund	17,348,015	130,813	1,147,793	-	168,435	1,954,040	18,453,510	625,119
Fidelity Series Large Cap Value Index Fund	1,628,215	12,366	131,081	-	47,725	174,162	1,731,387	81,746
Fidelity Series Long-Term Treasury Bond Index Fund	8,936,470	1,506,715	748,937	86,607	(183,656)	179,309	9,689,901	1,817,993
Fidelity Series Opportunistic Insights Fund	10,882,867	97,288	1,205,367	-	78,885	1,659,426	11,513,099	404,678
Fidelity Series Overseas Fund	12,803,043	101,538	1,567,973	-	62,930	1,326,455	12,725,993	786,040
Fidelity Series Real Estate Income Fund	361,967	5,935	19,344	3,188	267	3,765	352,590	34,841
Fidelity Series Select International Small Cap Fund	328,597	-	27,392	-	6,251	23,277	330,733	21,379
Fidelity Series Short-Term Credit Fund	2,992,302	57,461	175,890	32,213	664	(9,453)	2,865,084	287,371
Fidelity Series Small Cap Core Fund	426,239	14,762	21,819	14,762	5,112	66,709	491,003	30,234
Fidelity Series Small Cap Discovery Fund	1,350,496	15,570	170,876	15,571	16,492	271,540	1,483,222	112,707
Fidelity Series Small Cap Opportunities Fund	2,829,785	-	416,303	-	253,796	254,590	2,921,868	144,575
Fidelity Series Stock Selector Large Cap Value Fund	9,840,416	83,012	451,085	-	22,110	936,578	10,431,031	674,275
Fidelity Series Value Discovery Fund	9,836,227	74,875	515,397	-	37,303	1,021,274	10,454,282	560,251
	405,507,019	18,464,367	34,222,286	1,867,348	1,307,900	22,137,321	413,194,321

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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